Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 94.54%
Australia: 1.59%
Fortescue Metals Group Limited (Materials, Metals & mining)	226,000	$ 4,131,327
Canada: 3.16%
Power Corporation of Canada (Financials, Insurance)	87,984	2,808,210
Russell Metals Incorporated (Industrials, Trading companies & distributors)	94,138	2,656,026
TFI International Incorporated (Industrials, Road & rail)	24,494	2,741,930
		8,206,166
China: 4.40%
China Construction Bank Class H (Financials, Banks)	5,452,000	3,802,505
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,970,000	2,767,004
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	1,349,241	1,437,588
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	2,450,000	3,417,512
		11,424,609
France: 5.33%
Amundi SA (Financials, Capital markets) 144A	27,589	2,549,467
BNP Paribas SA (Financials, Banks)	35,818	2,186,063
L'Oréal SA (Consumer staples, Personal products)	8,298	3,798,606
Schneider Electric SE (Industrials, Electrical equipment)	17,177	2,879,158
Total SA (Energy, Oil, gas & consumable fuels)	55,256	2,405,590
		13,818,884
Germany: 2.16%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	32,271	3,211,049
Siemens AG (Industrials, Industrial conglomerates)	15,300	2,388,127
		5,599,176
Ireland: 1.52%
Seagate Technology Holdings plc (Information technology, Technology hardware, storage & peripherals)	44,872	3,944,249
Italy: 0.87%
Unipol Gruppo SpA (Financials, Insurance)	421,237	2,243,618
Japan: 4.47%
Honda Motor Company Limited (Consumer discretionary, Automobiles)	134,800	4,292,023
Nintendo Company Limited (Communication services, Entertainment)	7,904	4,063,494
ORIX Corporation (Financials, Diversified financial services)	186,125	3,243,890
		11,599,407
Netherlands: 1.88%
ING Groep NV (Financials, Banks)	197,389	2,539,619
LyondellBasell Industries NV Class A (Materials, Chemicals)	23,616	2,345,777
		4,885,396
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
South Africa: 1.17%
Vodacom Group Limited (Communication services, Wireless telecommunication services)	340,696	$ 3,037,865
South Korea: 1.67%
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals) 144A	2,520	4,325,580
Sweden: 0.90%
Volvo AB Class B (Industrials, Machinery)	98,919	2,329,797
Switzerland: 2.04%
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	24,901	2,723,070
UBS Group AG (Financials, Capital markets)	156,245	2,576,917
		5,299,987
Taiwan: 2.42%
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	1,482,000	3,396,968
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	24,788	2,891,272
		6,288,240
United Kingdom: 7.66%
Ferguson plc (Industrials, Trading companies & distributors)	21,683	3,041,064
Pennon Group plc (Utilities, Water utilities)	113,870	2,022,811
Rio Tinto plc (Materials, Metals & mining)	39,348	3,336,866
Royal Dutch Shell plc Class A (Energy, Oil, gas & consumable fuels)	137,404	2,756,392
SSE plc (Utilities, Electric utilities)	142,299	2,859,137
Tesco plc (Consumer staples, Food & staples retailing)	609,979	1,975,540
Vodafone Group plc (Communication services, Wireless telecommunication services)	2,398,082	3,872,670
		19,864,480
United States: 53.30%
AbbVie Incorporated (Health care, Biotechnology) #	39,002	4,535,933
AGNC Investment Corporation (Financials, Mortgage REITs) #	151,988	2,412,021
Alphabet Incorporated Class A (Communication services, Interactive media & services) †#	2,062	5,556,121
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail) †#	1,275	4,242,677
Apple Incorporated (Information technology, Technology hardware, storage & peripherals) #	55,789	8,137,384
Ares Capital Corporation (Financials, Capital markets) #	169,439	3,383,697
BlackRock Incorporated (Financials, Capital markets) #	3,802	3,296,980
Blackstone Mortgage Trust Incorporated Class A (Financials, Mortgage REITs)	2,664	86,367
Bristol-Myers Squibb Company (Health care, Pharmaceuticals) #	66,715	4,527,947
Bristow Group Incorporated (Energy, Energy equipment & services) †	16,167	420,019
Citizens Financial Group Incorporated (Financials, Banks)	49,315	2,079,120
ConocoPhillips (Energy, Oil, gas & consumable fuels) #	51,510	2,887,651
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
Cummins Incorporated (Industrials, Machinery) #	13,297	$ 3,086,234
CVS Health Corporation (Health care, Health care providers & services) #	54,136	4,458,641
Danaher Corporation (Health care, Health care equipment & supplies)	16,518	4,913,940
Denbury Incorporated (Energy, Oil, gas & consumable fuels) †	2,617	171,963
Easterly Government Properties Incorporated (Real estate, Equity REITs)	183,085	4,156,030
Emerson Electric Company (Industrials, Electrical equipment)	40,889	4,125,291
Ford Motor Company (Consumer discretionary, Automobiles) †	165,509	2,308,851
HCA Healthcare Incorporated (Health care, Health care providers & services)	12,264	3,043,925
Hillenbrand Incorporated (Industrials, Machinery)	45,371	2,055,306
International Business Machines Corporation (Information technology, IT services)	27,579	3,887,536
JPMorgan Chase & Company (Financials, Banks)	25,540	3,876,461
Keysight Technologies Incorporated (Information technology, Electronic equipment, instruments & components) †	22,160	3,646,428
KLA Corporation (Information technology, Semiconductors & semiconductor equipment)	7,675	2,672,128
Ladder Capital Corporation (Financials, Mortgage REITs)	7,384	84,325
Microsoft Corporation (Information technology, Software)	36,330	10,350,780
NVIDIA Corporation (Information technology, Semiconductors & semiconductor equipment)	17,308	3,374,887
Patterson Companies Incorporated (Health care, Health care providers & services)	130,640	4,066,823
Progress Software Corporation (Information technology, Software)	53,504	2,439,247
Qualcomm Incorporated (Information technology, Semiconductors & semiconductor equipment)	30,390	4,552,422
Redwood Trust Incorporated (Financials, Mortgage REITs)	159,343	1,891,401
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	3,300	85,899
Target Corporation (Consumer discretionary, Multiline retail)	22,165	5,786,173
Tesla Motors Incorporated (Consumer discretionary, Automobiles) †	2,641	1,814,895
Texas Instruments Incorporated (Information technology, Semiconductors & semiconductor equipment)	24,218	4,616,435
United Parcel Service Incorporated Class B (Industrials, Air freight & logistics)	16,162	3,092,760
UnitedHealth Group Incorporated (Health care, Health care providers & services)	12,304	5,071,955
Walmart Incorporated (Consumer staples, Food & staples retailing)	33,019	4,706,858
Whiting Petroleum Corporation (Energy, Oil, gas & consumable fuels) †	2,128	99,803
Williams-Sonoma Incorporated (Consumer discretionary, Specialty retail)	15,222	2,309,177
		138,312,491
Total Common stocks (Cost $197,559,223)		245,311,272

See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 16.96%
United States: 16.96%
AdaptHealth LLC (Health care, Health care providers & services) 144A	4.63%	8-1-2029	$55,000	$ 54,792
Aethon United (Energy, Oil, gas & consumable fuels) 144A	8.25	2-15-2026	265,000	283,472
Air Methods Corporation (Health care, Health care providers & services) 144A	8.00	5-15-2025	210,000	197,925
American Airlines Group Incorporated (Industrials, Airlines) 144A	3.75	3-1-2025	125,000	111,249
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.50	4-20-2026	275,000	287,719
American Airlines Group Incorporated (Industrials, Airlines) 144A	5.75	4-20-2029	600,000	647,208
Amwins Group Incorporated (Financials, Insurance) 144A	4.88	6-30-2029	110,000	112,200
Antero Resources Corporation (Energy, Oil, gas & consumable fuels)	5.00	3-1-2025	310,000	315,425
Antero Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	8.38	7-15-2026	26,000	29,415
Arches Buyer Incorporated (Materials, Metals & mining) 144A	4.25	6-1-2028	175,000	177,583
Arches Buyer Incorporated (Materials, Metals & mining) 144A	6.13	12-1-2028	80,000	82,586
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.25	4-1-2028	125,000	127,529
Archrock Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.88	4-1-2027	100,000	105,000
Asbury Automotive Group Incorporated (Consumer discretionary, Specialty retail)	4.75	3-1-2030	83,000	87,876
Asbury Automotive Group Incorporated (Consumer discretionary, Specialty retail)	4.50	3-1-2028	96,000	99,480
Berry Global Incorporated (Materials, Containers & packaging) 144A	5.63	7-15-2027	25,000	26,313
Block Communications Incorporated (Communication services, Media) 144A	4.88	3-1-2028	25,000	25,313
Bristow Group Incorporated (Energy, Energy equipment & services) ♦†	6.25	10-15-2022	700,000	0
Bristow Group Incorporated (Energy, Energy equipment & services) 144A	6.88	3-1-2028	500,000	513,350
Broadstreet Partners Incorporated (Financials, Insurance) 144A	5.88	4-15-2029	210,000	212,625
Buckeye Partners LP (Energy, Oil, gas & consumable fuels)	5.85	11-15-2043	200,000	201,000
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	5.63	9-15-2028	130,000	132,275
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services) 144A	3.88	9-15-2027	40,000	39,700
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.50	2-1-2026	340,000	389,293
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	4.00	8-1-2028	170,000	169,300
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	7.63	3-1-2026	284,000	299,975
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.88	8-1-2027	100,000	114,495
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure) 144A	11.50	4-1-2023	42,000	47,355
CCM Merger Incorporated (Consumer discretionary, Hotels, restaurants & leisure) 144A	6.38	5-1-2026	275,000	287,851
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
CCO Holdings LLC (Communication services, Media) 144A	4.25%	2-1-2031	$500,000	$ 515,885
CCO Holdings LLC (Communication services, Media) 144A	4.50	8-15-2030	125,000	131,250
CCO Holdings LLC (Communication services, Media)	4.50	5-1-2032	75,000	78,469
CCO Holdings LLC (Communication services, Media) 144A	5.00	2-1-2028	25,000	26,213
Centene Corporation (Health care, Health care providers & services) 144A	5.38	8-15-2026	25,000	26,033
Change Healthcare Holdings Incorporated (Health care, Health care technology) 144A	5.75	3-1-2025	550,000	556,188
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	4.50	10-1-2029	75,000	80,906
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.50	6-15-2031	275,000	285,313
CHS Incorporated (Consumer staples, Food products) 144A	6.00	1-15-2029	10,000	10,638
CHS Incorporated (Consumer staples, Food products) 144A	6.63	2-15-2025	165,000	173,017
CHS Incorporated (Consumer staples, Food products) 144A	6.88	4-15-2029	300,000	315,750
Cinemark USA Incorporated (Communication services, Media) 144A	5.25	7-15-2028	230,000	216,200
Cinemark USA Incorporated (Communication services, Media) 144A	5.88	3-15-2026	40,000	39,300
Cinemark USA Incorporated (Communication services, Media) 144A	8.75	5-1-2025	90,000	96,066
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.25	5-15-2026	22,000	23,265
Clarios Global LP (Consumer discretionary, Auto components) 144A	6.75	5-15-2025	22,000	23,320
Clarios Global LP (Consumer discretionary, Auto components) 144A	8.50	5-15-2027	300,000	324,000
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	5.38	2-1-2025	50,000	53,250
Clearwater Paper Corporation (Materials, Paper & forest products) 144A	4.75	8-15-2028	20,000	20,224
Cleveland-Cliffs Incorporated (Materials, Metals & mining) 144A	4.88	3-1-2031	50,000	54,000
Cleveland-Cliffs Incorporated (Materials, Metals & mining)	5.88	6-1-2027	110,000	116,050
Cleveland-Cliffs Incorporated (Materials, Metals & mining) 144A	9.88	10-17-2025	76,000	88,825
CommScope Incorporated (Information technology, Communications equipment) 144A	5.00	3-15-2027	90,000	91,062
CommScope Incorporated (Information technology, Communications equipment) 144A	6.00	6-15-2025	109,000	110,635
CommScope Incorporated (Information technology, Communications equipment) 144A	8.25	3-1-2027	265,000	280,569
Compression Partners LP (Communication services, Media)	6.88	9-1-2027	55,000	58,155
Consolidated Communications Holdings Incorporated (Communication services, Wireless telecommunication services) 144A	6.50	10-1-2028	130,000	140,365
Cooper Tire & Rubber Company (Consumer discretionary, Auto components)	7.63	3-15-2027	475,000	556,859
Corecivic Incorporated (Industrials, Commercial services & supplies)	8.25	4-15-2026	175,000	185,490
Crown Cork & Seal Company Incorporated (Materials, Containers & packaging)	7.38	12-15-2026	150,000	184,350
CSC Holdings LLC (Communication services, Media) 144A	4.13	12-1-2030	50,000	50,125
CSC Holdings LLC (Communication services, Media) 144A	4.63	12-1-2030	450,000	443,250
CSC Holdings LLC (Communication services, Media) 144A	5.75	1-15-2030	275,000	286,602
CSC Holdings LLC (Communication services, Media) 144A	7.50	4-1-2028	200,000	218,129
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  5

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Davita Incorporated (Health care, Health care providers & services) 144A	4.63%	6-1-2030	$125,000	$ 129,219
DCP Midstream Operating Company (Energy, Oil, gas & consumable fuels)	5.13	5-15-2029	375,000	417,788
Delta Air Lines Incorporated (Industrials, Airlines)	3.75	10-28-2029	145,000	143,814
Delta Air Lines Incorporated (Industrials, Airlines) 144A	4.75	10-20-2028	175,000	195,563
Diamond Sports Group LLC (Communication services, Media) 144A	5.38	8-15-2026	100,000	58,000
Diamond Sports Group LLC (Communication services, Media) 144A	6.63	8-15-2027	215,000	85,194
DIRECTV Holdings LLC (Communication services, Media) 144A%%	5.88	8-15-2027	20,000	20,678
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.13	6-15-2029	75,000	76,920
DT Midstream Incorporated (Energy, Oil, gas & consumable fuels) 144A	4.38	6-15-2031	75,000	77,813
Encino Acquisition Partners Company (Energy, Oil, gas & consumable fuels) 144A	8.50	5-1-2028	305,000	304,902
Encompass Health Corporation (Health care, Health care providers & services)	4.50	2-1-2028	75,000	77,813
Encompass Health Corporation (Health care, Health care providers & services)	4.75	2-1-2030	100,000	106,750
Encompass Health Corporation (Health care, Health care providers & services)	4.63	4-1-2031	40,000	43,506
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.05	4-1-2045	275,000	254,375
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.38	6-1-2029	350,000	364,067
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.60	4-1-2044	400,000	390,000
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.63	1-15-2028	40,000	42,328
Enviva Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.50	1-15-2026	500,000	517,800
Fair Isaac Corporation (Information technology, Software) 144A	5.25	5-15-2026	250,000	284,375
FirstCash Incorporated (Financials, Consumer finance) 144A	4.63	9-1-2028	95,000	98,769
Flex Acquisition Company Incorporated (Materials, Containers & packaging) 144A	6.88	1-15-2025	125,000	126,590
Flex Acquisition Company Incorporated (Materials, Containers & packaging) 144A	7.88	7-15-2026	195,000	203,143
Flexential Intermediate Corporation (Information technology, IT services) 144A	11.25	8-1-2024	90,000	97,650
Ford Motor Company (Consumer discretionary, Automobiles)	9.00	4-22-2025	25,000	30,774
Ford Motor Company (Consumer discretionary, Automobiles)	9.63	4-22-2030	25,000	36,094
Ford Motor Credit Company LLC (Financials, Consumer finance)	4.39	1-8-2026	325,000	352,625
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.11	5-3-2029	475,000	537,814
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.13	6-16-2025	75,000	82,594
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	5.50	5-1-2028	405,000	420,188
See accompanying notes to portfolio of investments

6  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	6.50%	10-1-2025	$290,000	$ 300,513
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors) 144A	9.75	8-1-2027	34,000	38,760
Frontier Communications Corporation (Communication services, Diversified telecommunication services) 144A	5.88	10-15-2027	40,000	42,746
Genworth Mortgage Holding Incorporated (Financials, Insurance) 144A	6.50	8-15-2025	185,000	200,600
Gray Television Incorporated (Communication services, Media) 144A	7.00	5-15-2027	50,000	53,519
Gray Television Incorporated (Communication services, Media) 144A	4.75	10-15-2030	375,000	371,760
Great Lakes Dredge & Dock Company (Industrials, Construction & engineering) 144A	5.25	6-1-2029	140,000	144,200
Group 1 Automotive Incorporated (Consumer discretionary, Specialty retail) 144A	4.00	8-15-2028	100,000	102,665
Harvest Midstream LP (Energy, Oil, gas & consumable fuels) 144A	7.50	9-1-2028	150,000	160,392
Hawaiian Airlines Incorporated (Industrials, Airlines)	3.90	7-15-2027	180,033	178,921
Hawaiian Brand Intellectual Property Limited (Financials, Consumer finance) 144A	5.75	1-20-2026	525,000	550,326
Healthcare Royalty Investments Holding Company (Health care, Biotechnology) 144A	4.50	8-1-2029	135,000	137,700
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	5.75	2-1-2029	60,000	61,093
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.00	2-1-2031	60,000	62,618
Hilcorp Energy Company (Energy, Energy equipment & services) 144A	6.25	11-1-2028	50,000	52,188
HUB International Limited (Financials, Insurance) 144A	7.00	5-1-2026	125,000	129,400
IAA Spinco Incorporated (Industrials, Commercial services & supplies) 144A	5.50	6-15-2027	500,000	524,375
IQVIA Incorporated (Information technology, Software) 144A	5.00	5-15-2027	125,000	130,313
Jefferies Finance LLC (Financials, Diversified financial services) 144A%%	5.00	8-15-2028	45,000	46,024
Kaiser Aluminum Corporation (Materials, Metals & mining) 144A	4.63	3-1-2028	75,000	78,299
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.25	2-1-2027	100,000	99,833
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	4.75	6-15-2029	230,000	229,138
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	5.25	3-15-2022	50,000	49,998
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance) 144A	5.25	10-1-2025	330,000	334,950
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	3.63	1-15-2029	75,000	72,854
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services) 144A	4.25	7-1-2028	100,000	101,813
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	3.88	6-1-2029	90,000	94,772
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	4.63	12-15-2027	50,000	53,188
Lithia Motors Incorporated (Consumer discretionary, Specialty retail) 144A	5.25	8-1-2025	325,000	333,531
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  7

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	3.75%	1-15-2028	$50,000	$ 50,122
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	5.63	3-15-2026	55,000	57,269
Live Nation Entertainment Incorporated (Communication services, Entertainment) 144A	6.50	5-15-2027	205,000	226,269
Logan Merger Sub Incorporated (Information technology, Software) 144A	5.50	9-1-2027	65,000	67,382
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.38	5-15-2031	245,000	250,819
LPL Holdings Incorporated (Financials, Diversified financial services) 144A	4.63	11-15-2027	50,000	51,563
Macy's Incorporated (Consumer discretionary, Multiline retail) 144A	8.38	6-15-2025	100,000	109,000
Magellan Health Incorporated (Health care, Health care providers & services)	4.90	9-22-2024	75,000	83,393
Meritor Incorporated (Industrials, Machinery) 144A	4.50	12-15-2028	135,000	138,200
Mileage Plus Holdings LLC (Industrials, Airlines) 144A	6.50	6-20-2027	265,000	288,519
MPH Acquisition Holdings LLC (Information technology, Software) 144A	5.75	11-1-2028	270,000	262,178
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.75	8-15-2025	30,000	30,600
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.88	12-1-2027	50,000	51,750
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	6.38	7-15-2028	195,000	206,160
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.88	3-15-2026	135,000	136,013
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	12.25	5-15-2024	500,000	590,000
NCR Corporation (Information technology, Technology hardware, storage & peripherals) 144A	5.13	4-15-2029	45,000	46,838
NCR Corporation (Information technology, Technology hardware, storage & peripherals) 144A	6.13	9-1-2029	175,000	189,789
New Fortress Energy Incorporated (Energy, Oil, gas & consumable fuels) 144A	6.50	9-30-2026	275,000	277,811
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	4.75	11-1-2028	105,000	108,280
Nexstar Broadcasting Incorporated (Communication services, Media) 144A	5.63	7-15-2027	425,000	449,310
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.25	9-15-2024	2,000	2,105
NextEra Energy Operating Partners LP (Utilities, Electric utilities) 144A	4.50	9-15-2027	250,000	269,375
Nielsen Finance LLC (Communication services, Media) 144A	5.63	10-1-2028	105,000	110,906
Nielsen Finance LLC (Communication services, Media) 144A	5.88	10-1-2030	775,000	848,549
NMG Holding Company Incorporated (Consumer discretionary, Specialty retail) 144A	7.13	4-1-2026	235,000	250,858
NortonLifeLock Incorporated (Information technology, Software) 144A	5.00	4-15-2025	75,000	76,035
Novelis Corporation (Materials, Metals & mining) 144A	5.88	9-30-2026	100,000	103,767
NSG Holdings LLC (Utilities, Independent power & renewable electricity producers) 144A	7.75	12-15-2025	387,993	415,137
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	4.63	6-15-2045	375,000	376,294
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.20	3-15-2040	125,000	144,688
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.45	9-15-2036	550,000	664,056
See accompanying notes to portfolio of investments

8  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Oceaneering International Incorporated (Energy, Energy equipment & services)	4.65%	11-15-2024	$25,000	$ 24,844
Oceaneering International Incorporated (Energy, Energy equipment & services)	6.00	2-1-2028	275,000	276,491
Oppenheimer Holdings Incorporated (Financials, Capital markets)	5.50	10-1-2025	265,000	274,275
Ortho-Clinical Diagnostics Incorporated (Health care, Life sciences tools & services) 144A	7.25	2-1-2028	30,000	32,693
Ortho-Clinical Diagnostics Incorporated (Health care, Life sciences tools & services) 144A	7.38	6-1-2025	90,000	96,300
Outfront Media Capital Corporation (Communication services, Media) 144A	4.63	3-15-2030	200,000	201,000
Outfront Media Capital Corporation (Communication services, Media) 144A	5.00	8-15-2027	75,000	76,500
Owens-Brockway Packaging Incorporated (Materials, Containers & packaging) 144A	5.88	8-15-2023	100,000	107,125
Pattern Energy Operations LP (Energy, Energy equipment & services) 144A	4.50	8-15-2028	525,000	541,910
PetSmart Incorporated (Consumer staples, Food & staples retailing) 144A	4.75	2-15-2028	40,000	41,532
PetSmart Incorporated (Consumer staples, Food & staples retailing) 144A	7.75	2-15-2029	40,000	43,851
PG&E Corporation (Utilities, Electric utilities)	5.00	7-1-2028	25,000	24,344
PG&E Corporation (Utilities, Electric utilities)	5.25	7-1-2030	250,000	244,063
Plastipak Holdings Incorporated (Industrials, Commercial services & supplies) 144A	6.25	10-15-2025	225,000	229,653
QORVO Incorporated (Information technology, Semiconductors & semiconductor equipment)	4.38	10-15-2029	50,000	54,423
QVC Incorporated (Communication services, Media)	4.75	2-15-2027	25,000	26,800
Rackspace Technology Company (Communication services, Interactive media & services) 144A	5.38	12-1-2028	200,000	203,606
Range Resources Corporation (Energy, Oil, gas & consumable fuels) 144A	8.25	1-15-2029	45,000	49,824
Range Resources Corporation (Energy, Oil, gas & consumable fuels)	9.25	2-1-2026	250,000	271,253
Rent-A-Center Incorporated (Consumer discretionary, Specialty retail) 144A	6.38	2-15-2029	40,000	42,950
Rockies Express Pipeline LLC (Energy, Oil, gas & consumable fuels) 144A	6.88	4-15-2040	250,000	263,250
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	5.50	4-1-2028	235,000	239,630
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	9.13	6-15-2023	275,000	299,098
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	10.88	6-1-2023	125,000	141,875
Sabre GLBL Incorporated (Information technology, IT services) 144A	9.25	4-15-2025	565,000	661,050
Salem Media Group Incorporated (Communication services, Media) 144A	6.75	6-1-2024	500,000	486,250
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.38	1-15-2031	170,000	169,575
Scripps Escrow II Incorporated (Communication services, Media) 144A	5.88	7-15-2027	25,000	25,875
Scripps Escrow II Incorporated (Communication services, Media) 144A	3.88	1-15-2029	40,000	40,015
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Select Medical Corporation (Health care, Health care providers & services) 144A	6.25%	8-15-2026	$290,000	$ 306,594
Service Corporation International (Consumer discretionary, Diversified consumer services)	7.50	4-1-2027	25,000	30,438
Service Properties Trust Company (Real estate, Equity REITs)	3.95	1-15-2028	105,000	98,438
Service Properties Trust Company (Real estate, Equity REITs)	4.38	2-15-2030	125,000	116,871
Service Properties Trust Company (Real estate, Equity REITs)	4.75	10-1-2026	110,000	107,938
Service Properties Trust Company (Real estate, Equity REITs)	4.95	2-15-2027	275,000	270,188
Service Properties Trust Company (Real estate, Equity REITs)	5.25	2-15-2026	83,000	83,623
Service Properties Trust Company (Real estate, Equity REITs)	7.50	9-15-2025	70,000	78,925
Sonic Automotive Incorporated (Consumer discretionary, Specialty retail)	6.13	3-15-2027	325,000	338,410
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.50	4-1-2026	50,000	52,741
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.75	10-1-2027	200,000	214,500
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	8.38	9-15-2028	125,000	139,400
Spirit Aerosystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	7.50	4-15-2025	45,000	47,700
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense)	4.60	6-15-2028	135,000	130,613
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense) 144A	5.50	1-15-2025	70,000	73,500
Springleaf Finance Corporation (Financials, Consumer finance)	5.38	11-15-2029	225,000	247,154
Springleaf Finance Corporation (Financials, Consumer finance)	6.63	1-15-2028	25,000	28,875
Springleaf Finance Corporation (Financials, Consumer finance)	7.13	3-15-2026	175,000	206,063
Springleaf Finance Corporation (Financials, Consumer finance)	8.25	10-1-2023	100,000	113,375
SS&C Technologies Incorporated (Information technology, Software) 144A	5.50	9-30-2027	175,000	185,211
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	4.75	3-15-2025	165,000	174,075
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	5.00	12-15-2021	85,000	85,213
Starwood Property Trust Incorporated (Financials, Mortgage REITs) 144A	5.50	11-1-2023	145,000	152,069
Stevens Holding Company Incorporated (Industrials, Machinery) 144A	6.13	10-1-2026	375,000	402,188
Surgery Center Holdings Incorporated (Health care, Health care equipment & supplies) 144A	6.75	7-1-2025	205,000	208,588
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	5.50	9-15-2024	227,000	229,874
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels) 144A	6.00	12-31-2030	252,000	264,600
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	4.63	6-15-2028	25,000	25,872
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	4.88	1-1-2026	150,000	154,875
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	5.13	11-1-2027	25,000	26,188
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	6.25	2-1-2027	125,000	130,156
See accompanying notes to portfolio of investments

10  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 16.96% (continued)
Tenet Healthcare Corporation (Health care, Health care providers & services) 144A	7.50%	4-1-2025	$25,000	$ 26,875
Tenneco Incorporated (Consumer discretionary, Auto components) 144A	5.13	4-15-2029	140,000	143,850
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	4.75	1-15-2030	75,000	78,938
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers) 144A	5.00	1-31-2028	550,000	594,000
The Geo Group Incorporated (Real estate, Equity REITs)	5.88	10-15-2024	375,000	333,750
The William Carter Company (Consumer discretionary, Textiles, apparel & luxury goods) 144A	5.50	5-15-2025	25,000	26,316
The William Carter Company (Consumer discretionary, Textiles, apparel & luxury goods) 144A	5.63	3-15-2027	100,000	104,625
Townsquare Media Incorporated (Communication services, Media) 144A	6.88	2-1-2026	315,000	335,869
TransDigm Group Incorporated (Industrials, Aerospace & defense) 144A	4.88	5-1-2029	280,000	280,442
TransDigm Group Incorporated (Industrials, Aerospace & defense) 144A	6.25	3-15-2026	100,000	104,875
TransDigm Group Incorporated (Industrials, Aerospace & defense)	7.50	3-15-2027	50,000	52,965
Uber Technologies Incorporated (Industrials, Road & rail) 144A	8.00	11-1-2026	355,000	380,294
United Airlines Incorporated (Industrials, Airlines) 144A	4.63	4-15-2029	225,000	231,469
United Shore Financial Services LLC (Financials, Diversified financial services) 144A	5.50	11-15-2025	275,000	282,370
United Wholesale Mortgage LLC (Financials, Thrifts & mortgage finance) 144A	5.50	4-15-2029	280,000	277,900
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	4-1-2026	175,000	183,288
USI Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	125,000	127,344
Vertical US Newco Incorporated (Materials, Paper & forest products) 144A	5.25	7-15-2027	300,000	316,815
Vistra Operations Company LLC (Utilities, Independent power & renewable electricity producers) 144A	5.63	2-15-2027	250,000	259,375
Vizient Incorporated (Health care, Health care providers & services) 144A	6.25	5-15-2027	275,000	287,719
WASH Multifamily Acquisition Incorporated (Consumer discretionary, Household durables) 144A	5.75	4-15-2026	220,000	230,175
Werner FinCo LP (Industrials, Machinery) 144A	8.75	7-15-2025	225,000	234,000
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	2-1-2030	150,000	168,380
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	3-1-2048	275,000	303,133
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	6.50	2-1-2050	25,000	29,406
Windstream Corporation (Communication services, Diversified telecommunication services) 144A	7.75	8-15-2028	125,000	127,500
Zayo Group Holdings Incorporated (Communication services, Diversified telecommunication services) 144A	6.13	3-1-2028	275,000	279,857
Total Corporate bonds and notes (Cost $41,684,267)				44,000,567
Loans: 2.22%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) (Energy, Oil, gas & consumable fuels) <±	4.75	4-14-2028	140,000	140,409
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) (Industrials, Machinery) ±	4.25%	10-8-2027	$49,214	$ 49,145
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) <±%%	5.34	1-31-2028	80,000	79,543
Asurion LLC (1 Month LIBOR +5.25%) (Financials, Insurance) ±	5.34	1-20-2029	60,000	59,644
Carnival Corporation (1 Month LIBOR +3.00%) (Consumer discretionary, Hotels, restaurants & leisure) ±	3.75	6-30-2025	94,461	93,694
CCM Merger Incorporated (1 Month LIBOR +3.75%) (Consumer discretionary, Hotels, restaurants & leisure) ±	4.50	11-4-2025	43,455	43,455
Clear Channel Outdoor Holdings (1 Month LIBOR +3.50%) (Communication services, Media) ±	3.63	8-21-2026	184,063	178,541
Clearwater Paper Corporation (1 Month LIBOR +3.00%) (Materials, Paper & forest products) ‡±	3.13	7-26-2026	21,542	21,461
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) (Communication services, Wireless telecommunication services) ±	4.25	10-2-2027	76,000	75,677
DIRECTV Financing LLC (1 Month LIBOR +5.00%) (Communication services, Media) ±	5.75	7-22-2027	185,000	184,562
Emerald Topco Incorporated (1 Month LIBOR +3.50%) (Information technology, Software) ±	3.63	7-24-2026	171,938	169,950
Fiserv Investment Solutions Incorporated (1 Month LIBOR +4.00%) (Information technology, IT services) ±	4.16	2-18-2027	59,425	59,332
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) (Materials, Containers & packaging) ±	4.00	2-23-2028	123,690	122,550
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) (Information technology, IT services) ±	3.65	8-1-2024	39,487	36,138
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) (Information technology, IT services) ±	7.38	8-1-2025	250,000	226,250
Frontier Communications Corporation (1 Month LIBOR +3.75%) (Communication services, Diversified telecommunication services) ±	4.50	5-1-2028	39,900	39,825
Great Outdoors Group LLC (1 Month LIBOR +4.25%) (Consumer discretionary, Specialty retail) <±%%	5.00	3-6-2028	145,000	145,073
Groupe Solmax Incorporated (1 Month LIBOR +4.75%) (Materials, Chemicals) <±%%	5.50	6-28-2028	80,000	79,934
HUB International Limited (1 Month LIBOR +3.25%) (Financials, Insurance) ±	4.00	4-25-2025	118,405	118,100
Hubbard Radio LLC (3 Month LIBOR +4.25%) (Communication services, Media) ‡±	5.25	3-28-2025	195,550	194,451
I-Logic Technologies Bidco Limited (1 Month LIBOR +4.00%) (Information technology, Software) ±	4.50	2-16-2028	57,552	57,651
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) (Financials, Diversified financial services) <±%%	6.00	9-24-2024	279,862	271,643
Medrisk Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) <±%%	4.50	5-10-2028	140,000	139,504
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) (Industrials, Airlines) ±	6.25	6-21-2027	295,000	312,222
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	3.75	3-2-2028	10,658	10,632
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	4.50	2-18-2028	229,570	229,028
See accompanying notes to portfolio of investments

12  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care providers & services) ±	4.50%	3-2-2028	$7,230	$ 7,213
Nexus Buyer LLC (1 Month LIBOR +3.75%) (Financials, Capital markets) <±	3.84	11-9-2026	113,424	112,878
Padagis LLC (1 Month LIBOR +4.75%) (Health care, Health care providers & services) ‡±	5.25	7-6-2028	75,000	75,094
PetSmart Incorporated (1 Month LIBOR +3.75%) (Consumer staples, Food & staples retailing) ±	4.50	2-12-2028	90,000	89,910
Polaris Newco LLC (1 Month LIBOR +4.00%) (Industrials, Commercial services & supplies) ±	4.50	6-2-2028	280,000	279,650
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) (Health care, Health care technology) ±	4.00	3-3-2028	114,713	114,012
Rent-A-Center Incorporated (1 Month LIBOR +4.00%) (Consumer discretionary, Specialty retail) ±	4.75	2-17-2028	104,738	104,967
Resolute Investment Managers Incorporated (1 Month LIBOR +3.75%) (Financials, Diversified financial services) ‡<±%%	4.75	4-30-2024	94,754	94,162
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) (Financials, Diversified financial services) ‡±	9.00	4-30-2025	175,000	175,000
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & packaging) ±	2.84	2-5-2023	37,188	37,049
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) (Financials, Diversified financial services) <±	4.00	5-30-2025	210,000	208,950
Spin Holdco Incorporated (1 Month LIBOR +4.00%) (Consumer discretionary, Distributors) <±	4.75	3-1-2028	44,888	44,831
Stonepeak Lonestar Holdings LLC (1 Month LIBOR +4.50%) (Financials, Diversified financial services) ±	4.63	10-19-2026	161,498	161,671
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) (Health care, Health care equipment & supplies) ±	4.50	8-31-2026	169,137	168,956
The Dun & Bradstreet Corporation (1 Month LIBOR +3.25%) (Industrials, Professional services) ±	3.34	2-6-2026	124,063	122,957
Truck Hero Incorporated (1 Month LIBOR +3.75%) (Consumer discretionary, Auto components) ±	4.50	1-31-2028	140,000	139,440
United Airlines Incorporated (1 Month LIBOR +3.75%) (Industrials, Airlines) ±	4.50	4-21-2028	69,825	69,852
Verical Midco GMBH (1 Month LIBOR +4.25%) (Industrials, Transportation infrastructure) ±	4.40	7-30-2027	129,027	128,684
VFH Parent LLC (1 Month LIBOR +3.00%) (Financials, Capital markets) ±	3.09	3-1-2026	102,350	101,582
Werner FinCo LP (3 Month LIBOR +4.00%) (Industrials, Industrial conglomerates) ‡±	5.00	7-24-2024	208,915	207,870
WestJet Airlines Limited (3 Month LIBOR +3.00%) (Industrials, Airlines) ±	4.00	12-11-2026	39,798	38,366
Wilsonart LLC (1 Month LIBOR +3.50%) (Consumer discretionary, Household durables) <±%%	4.50	12-19-2026	139,650	138,917
Total Loans (Cost $5,666,288)				5,760,425

See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Dividend yield	Shares	Value
Preferred stocks: 0.23%
United States: 0.23%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks) 144A†±	2.03%	750	$ 603,750
Total Preferred stocks (Cost $495,000)			603,750

	Interest rate		Principal
Yankee corporate bonds and notes: 1.98%
Canada: 1.25%
Air Canada (Industrials, Airlines) 144A%%	3.88	8-15-2026	$85,000	85,204
Air Canada 2020-1 Class C Pass Through Trust (Industrials, Airlines) 144A	10.50	7-15-2026	405,000	498,596
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	4.88	6-1-2028	85,000	87,706
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.25	1-30-2030	230,000	216,467
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	5.50	11-1-2025	75,000	76,594
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	6.13	4-15-2025	230,000	234,744
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	7.00	1-15-2028	25,000	26,250
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	7.25	5-30-2029	150,000	155,250
Bausch Health Companies Incorporated (Health care, Pharmaceuticals) 144A	8.50	1-31-2027	50,000	54,058
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels) 144A	5.63	6-1-2024	140,000	139,650
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels) 144A	8.75	4-1-2027	325,000	325,000
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	7.13	6-15-2026	65,000	67,599
Bombardier Incorporated (Industrials, Aerospace & defense) 144A	7.88	4-15-2027	85,000	87,996
Northriver Midstream Finance LP (Energy, Oil, gas & consumable fuels) 144A	5.63	2-15-2026	420,000	433,125
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial services & supplies) 144A	5.38	1-15-2025	675,000	690,188
Telesat Canada (Communication services, Wireless telecommunication services) 144A	5.63	12-6-2026	85,000	78,836
				3,257,263
Cayman Islands: 0.16%
Carlyle Aviation Elevate Merger Subsidiary Limited (Industrials, Airlines) 144A%%	7.00	10-15-2024	415,000	417,496
Ireland: 0.01%
Ardagh Packaging Finance plc (Materials, Containers & packaging) 144A	5.25	4-30-2025	25,000	26,093
Luxembourg: 0.14%
Intelsat Jackson Holdings SA (Financials, Diversified financial services) †	5.50	8-1-2023	650,000	355,875
See accompanying notes to portfolio of investments

14  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Monaco: 0.05%
Navios Maritime Holdings Incorporated (Industrials, Transportation infrastructure) ♦‡	9.75%	4-15-2024	$244,225	$ 129,705
Netherlands: 0.32%
OI European Group BV (Materials, Containers & packaging) 144A	4.00	3-15-2023	75,000	77,344
Sensata Technologies BV (Industrials, Electrical equipment) 144A	4.00	4-15-2029	85,000	87,231
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.00	10-1-2025	97,000	108,276
Sensata Technologies BV (Industrials, Electrical equipment) 144A	5.63	11-1-2024	100,000	111,367
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	6.75	3-1-2028	400,000	443,000
				827,218
United Kingdom: 0.05%
Connect U.S. Finco LLC (Communication services, Wireless telecommunication services) 144A	6.75	10-1-2026	125,000	131,406
Total Yankee corporate bonds and notes (Cost $5,317,544)				5,145,056

		Yield	Shares
Short-term investments: 2.65%
Investment companies: 2.65%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	6,873,996	6,873,996
Total Short-term investments (Cost $6,873,996)				6,873,996
Total investments in securities (Cost $257,596,318)	118.58%			307,695,066
Other assets and liabilities, net	(18.58)			(48,211,725)
Total net assets	100.00%			$259,483,341

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
%%	The security is purchased on a when-issued basis.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  15

Portfolio of investments—July 31, 2021 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$3,940,442	$79,528,186	$(76,594,632)	$0	$0	$6,873,996	6,873,996	$778
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley Company Incorporated	(6)	$(204,000)	$340.00	8-20-2021	$(6,600)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(52)	(429,000)	82.50	8-6-2021	(115)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(80)	(616,000)	77.00	8-6-2021	(21,280)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(170)	(1,300,500)	76.50	8-20-2021	(60,690)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(288)	(2,217,600)	77.00	8-27-2021	(98,064)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(26)	(195,000)	75.00	9-17-2021	(14,105)
iShares MSCI EAFE ETF	Morgan Stanley Company Incorporated	(501)	(3,707,400)	74.00	10-15-2021	(333,165)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(276)	(1,573,200)	57.00	8-6-2021	0
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(286)	(1,458,600)	51.00	8-20-2021	(35,464)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(770)	(4,273,500)	55.50	8-20-2021	(3,402)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(81)	(400,950)	49.50	8-27-2021	(20,696)
iShares MSCI Emerging Markets ETF	Morgan Stanley Company Incorporated	(179)	(895,000)	50.00	10-15-2021	(52,179)
NASDAQ 100 Stock Index	Morgan Stanley Company Incorporated	(2)	(3,140,000)	15,700.00	8-6-2021	(285)
NASDAQ 100 Stock Index	Morgan Stanley Company Incorporated	(10)	(15,625,000)	15,625.00	8-13-2021	(8,700)
NASDAQ 100 Stock Index	Morgan Stanley Company Incorporated	(5)	(8,012,500)	16,025.00	8-20-2021	(2,225)
NASDAQ 100 Stock Index	Morgan Stanley Company Incorporated	(7)	(11,095,000)	15,850.00	8-27-2021	(12,845)
Russell 2000 Index	Morgan Stanley Company Incorporated	(1)	(246,000)	2,460.00	8-6-2021	0
Russell 2000 Index	Morgan Stanley Company Incorporated	(1)	(207,000)	2,070.00	8-20-2021	(16,645)
Russell 2000 Index	Morgan Stanley Company Incorporated	(1)	(210,500)	2,105.00	8-27-2021	(14,340)
See accompanying notes to portfolio of investments

16  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2021 (unaudited)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
S&P 500 Index	Morgan Stanley Company Incorporated	(15)	$(6,810,000)	$4,540.00	8-6-2021	$(150)
S&P 500 Index	Morgan Stanley Company Incorporated	(1)	(423,000)	4,230.00	8-13-2021	(18,145)
S&P 500 Index	Morgan Stanley Company Incorporated	(1)	(460,000)	4,600.00	8-20-2021	(88)
S&P 500 Index	Morgan Stanley Company Incorporated	(3)	(1,279,500)	4,265.00	8-20-2021	(47,340)
S&P 500 Index	Morgan Stanley Company Incorporated	(2)	(971,600)	4,585.00	8-27-2021	(575)
S&P 500 Index	Morgan Stanley Company Incorporated	(4)	(1,706,000)	4,265.00	8-27-2021	(66,880)
S&P 500 Index	Morgan Stanley Company Incorporated	(118)	(55,932,000)	4,740.00	10-15-2021	(88,500)
S&P 500 Index	Morgan Stanley Company Incorporated	(12)	(5,760,000)	4,800.00	10-29-2021	(8,280)
SPDR Euro STOXX 50 ETF	Morgan Stanley Company Incorporated	(63)	(305,550)	48.50	8-6-2021	(433)
						$(931,191)
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  17

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was not used in pricing foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

18  |  Wells Fargo Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of July 31, 2021, the Fund had unfunded loan commitments of $960,122.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Global Dividend Opportunity Fund  |  19

Notes to portfolio of investments—July 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$4,131,327	$0	$0	$4,131,327
Canada	8,206,166	0	0	8,206,166
China	11,424,609	0	0	11,424,609
France	13,818,884	0	0	13,818,884
Germany	5,599,176	0	0	5,599,176
Ireland	3,944,249	0	0	3,944,249
Italy	2,243,618	0	0	2,243,618
Japan	11,599,407	0	0	11,599,407
Netherlands	4,885,396	0	0	4,885,396
South Africa	3,037,865	0	0	3,037,865
South Korea	4,325,580	0	0	4,325,580
Sweden	2,329,797	0	0	2,329,797
Switzerland	5,299,987	0	0	5,299,987
Taiwan	6,288,240	0	0	6,288,240
United Kingdom	19,864,480	0	0	19,864,480
United States	138,312,491	0	0	138,312,491
Corporate bonds and notes	0	44,000,567	0	44,000,567
Loans	0	4,992,387	768,038	5,760,425
Preferred stocks
United States	0	603,750	0	603,750
Yankee corporate bonds and notes	0	5,015,351	129,705	5,145,056
Short-term investments
Investment companies	6,873,996	0	0	6,873,996
Total assets	$252,185,268	$54,612,055	$897,743	$307,695,066
Liabilities
Written options	$0	$931,191	$0	$931,191
Total liabilities	$0	$931,191	$0	$931,191
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund had no material transfers into/out of Level 3.

20  |  Wells Fargo Global Dividend Opportunity Fund